Consolidated Statement of Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues from construction activities	S/ 2,272,561	S/ 1,815,671	S/ 2,411,880
Revenues from services provided	1,094,439	936,485	1,089,465
Revenue from real estate and sale of goods	579,482	394,249	583,659
Revenues	3,946,482	3,146,405	4,085,004
Cost of construction activities	(2,178,648)	(1,716,309)	(2,351,563)
Cost of services provided	(918,212)	(811,505)	(866,326)
Cost of real estate and sale of goods	(454,484)	(308,339)	(425,352)
Cost	(3,551,344)	(2,836,153)	(3,643,241)
Gross profit	395,138	310,252	441,763
Administrative expenses	(179,613)	(134,013)	(213,908)
Other income and expenses	(4,477)	(181,182)	(326,754)
Operating (loss) profit	211,048	(4,943)	(98,899)
Financial expenses	(262,574)	(146,355)	(231,709)
Financial income	5,773	39,316	74,656
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(861)	770	(218,774)
Loss before income tax	(46,614)	(111,212)	(474,726)
Income tax expense	(43,700)	(62,208)	(319,957)
Loss from continuing operations	(90,314)	(173,420)	(794,683)
Loss from discontinued operations	(26,774)	(16,924)	(43,959)
Loss for the period	(117,088)	(190,344)	(838,642)
(Loss) profit attributable to:
Owners of the Company	(153,210)	(217,871)	(884,721)
Non-controlling interest	36,122	27,527	46,079
(Loss) profit attributable, total	S/ (117,088)	S/ (190,344)	S/ (838,642)
Loss per share attributable to owners of the Company during the period (in Nuevos Soles per share)	S/ (0.176)	S/ (0.25)	S/ (1.076)
Loss per share from continuing operations attributable to owners of the Company during the period (in Nuevos Soles per share)	S/ (0.145)	S/ (0.23)	S/ (1.023)